Machinery, Equipment and Improvements on Leased Assets - Summary of Net Balances of Machinery, Equipment and Improvements on Leased Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 3,928,258	$ 3,094,220	$ 2,146,232	$ 1,905,684
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	2,859,467	2,234,583	1,602,765
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	197,316	180,050	188,767
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	654,568	516,985	264,637
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	46,760	38,619	45,992
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	36,156	36,899	10,047
Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 133,991	$ 87,084	$ 34,024